Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: October 12, 2022

Payment Date	10/17/2022
Collection Period Start	9/1/2022
Collection Period End	9/30/2022
Interest Period Start	9/15/2022
Interest Period End	10/16/2022

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$221,808,061.41	$53,391,839.85	$168,416,221.56	0.499751	Aug-23
Class A-2a Notes	$586,800,000.00	$—	$586,800,000.00	1.000000	Sep-25
Class A-2b Notes	$126,400,000.00	$—	$126,400,000.00	1.000000	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,783,918,061.41	$53,391,839.85	$1,730,526,221.56

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,946,081,000.81	$1,887,723,210.09	0.913416
YSOC Amount	$157,415,155.11	$152,449,204.24
Adjusted Pool Balance	$1,788,665,845.70	$1,735,274,005.85
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$221,808,061.41	2.87200%	ACT/360	$566,251.34
Class A-2a Notes	$586,800,000.00	3.74000%	30/360	$1,828,860.00
Class A-2b Notes	$126,400,000.00	2.93503%	ACT/360	$329,766.93
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,783,918,061.41			$5,371,256.52

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,946,081,000.81	$1,887,723,210.09
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,788,665,845.70	$1,735,274,005.85
Number of Receivable Outstanding	86,066	84,919
Weight Average Contract Rate	3.57%	3.57%
Weighted Average Remaining Term (months)	58	57

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,924,829.18
Principal Collections	$58,201,950.74
Liquidation Proceeds	$45,817.61
b. Repurchase Price	$17,285.69
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$64,189,883.22
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$64,189,883.22

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,621,734.17	$1,621,734.17	$—	$—	$62,568,149.05
Interest - Class A-1 Notes	$566,251.34	$566,251.34	$—	$—	$62,001,897.71
Interest - Class A-2a Notes	$1,828,860.00	$1,828,860.00	$—	$—	$60,173,037.71
Interest - Class A-2b Notes	$329,766.93	$329,766.93	$—	$—	$59,843,270.78
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$57,916,280.78
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$57,423,942.53
First Allocation of Principal	$—	$—	$—	$—	$57,423,942.53
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$57,356,334.20
Second Allocation of Principal	$10,644,055.56	$10,644,055.56	$—	$—	$46,712,278.64
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$46,638,336.97
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$27,638,336.97
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$27,552,836.97
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$8,552,836.97
Reserve Account Deposit Amount	$—	$—	$—	$—	$8,552,836.97
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$3,805,052.68
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,805,052.68
Remaining Funds to Certificates	$3,805,052.68	$3,805,052.68	$—	$—	$—
Total	$64,189,883.22	$64,189,883.22	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$157,415,155.11
Increase/(Decrease)	$(4,965,950.87)
Ending YSOC Amount	$152,449,204.24

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,788,665,845.70	$1,735,274,005.85
Note Balance	$1,783,918,061.41	$1,730,526,221.56
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	12	$139,201.06
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	12	$45,817.61
Monthly Net Losses (Liquidation Proceeds)			$93,383.45
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.14%
Current Collection Period			0.06%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$329,488.45
Cumulative Net Loss Ratio			0.02%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.08%	54	$1,424,116.62
60-89 Days Delinquent	0.01%	8	$229,052.99
90-119 Days Delinquent	0.00%	2	$68,882.87
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.09%	64	$1,722,052.48

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$64,726.66
Total Repossessed Inventory		3	$124,483.61

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		10	$297,935.86
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.01%
Current Collection Period			0.02%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.19	0.06%	46	0.05%